LONG-TERM DEBT - Carrying Value (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt	$ 2,735	$ 2,733
Term Loan Maturing 2025
Debt Instrument [Line Items]
Long-Term Debt	600	600
Senior Notes
Debt Instrument [Line Items]
Long-Term Debt	2,135	2,133
Senior Notes | Senior Notes 2026
Debt Instrument [Line Items]
Long-Term Debt	299	299
Senior Notes | Senior Notes 2029
Debt Instrument [Line Items]
Long-Term Debt	496	495
Senior Notes | Senior Notes 2030 [Member]
Debt Instrument [Line Items]
Long-Term Debt	496	496
Senior Notes | Senior Notes 2031
Debt Instrument [Line Items]
Long-Term Debt	$ 844	$ 843